Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

VIA EDGAR

January 6, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectuses and Statements of Additional Information for the Trust’s EMQQ The Emerging Markets Internet & Ecommerce ETF, FMQQ The Next Frontier Internet & Ecommerce ETF, India Internet & Ecommerce ETF, Fount Subscription Economy ETF, Fount Metaverse ETF, and Vesper U.S. Large Cap Short-Term Reversal Strategy ETF that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 420, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001213900-22-083332 on December 29, 2022.

If you have any questions, please contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001